PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 4) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Service cost	127	240	209
Interest cost	953	1,133	937
Expected return on plan assets	(1,328)	(1,558)	(1,524)
Amortization of actuarial loss (gain)	(10)	1	(113)
Gains on curtailment of PAC	(1,071)	0	0
Loss on partial settlement of PAC – recognition in income on a pro rata basis of the amount recorded in other comprehensive income	72	0	0
Employee contributions	(9)	(9)	(9)
Net pension cost (benefit)	(1,266)	(193)	(500)